Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Total financial assets	£ 1,049,896	$ 132	£ 1,051,400
Provisions	890		1,208
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	499		769
ECL
Disclosure of financial assets [line items]
Total financial assets	(3,998)		(5,835)
Other financial assets subject to impairment | Gross
Disclosure of financial assets [line items]
Total financial assets	135,500		150,300		£ 125,500
Other financial assets subject to impairment | ECL
Disclosure of financial assets [line items]
Total financial assets	(104)		(145)		(22)
Other financial assets subject to impairment | Stage 1 | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets	4		7		10
Other financial assets subject to impairment | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	135,300		146,300		124,700
Other financial assets subject to impairment | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(4)		(7)
Other financial assets subject to impairment | Stage 1 | ECL | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets			(7)		(10)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	65		3,800		800
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	0		(6)
Other assets | Lifetime expected credit losses | Stage 3 | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets	100		132
Other assets | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	100	$ 100	132	$ 132	10
Other assets | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(100)		(132)		£ (10)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Total financial assets	£ 145,259		£ 134,267
Coverage ratio	2.40%	2.40%	3.60%	3.60%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 148,758		£ 139,333
Financial assets at amortised cost | Loans and advances at amortised cost | ECL
Disclosure of financial assets [line items]
Total financial assets	(3,499)		(5,066)
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 128,217		£ 111,119
Coverage ratio	0.60%	0.60%	0.60%	0.60%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 129,013		£ 111,804
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(796)		(685)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 15,378		£ 20,498
Coverage ratio	6.20%	6.20%	8.50%	8.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 16,397		£ 22,410
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,019)		(1,912)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 1,664		£ 2,650
Coverage ratio	50.30%	50.30%	48.20%	48.20%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 3,348		£ 5,119
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,684)		(2,469)
Financial assets at amortised cost | Home loans
Disclosure of financial assets [line items]
Total financial assets	£ 10,985		£ 11,193
Coverage ratio	3.40%	3.40%	3.70%	3.70%
Financial assets at amortised cost | Home loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 11,371		£ 11,627
Financial assets at amortised cost | Home loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(386)		(434)
Financial assets at amortised cost | Home loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 9,752		£ 9,621
Coverage ratio	0.10%	0.10%	0.10%	0.10%
Financial assets at amortised cost | Home loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 9,760		£ 9,627
Financial assets at amortised cost | Home loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(8)		(6)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 618		£ 849
Coverage ratio	5.40%	5.40%	5.80%	5.80%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 653		£ 901
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(35)		(52)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 615		£ 723
Coverage ratio	35.80%	35.80%	34.20%	34.20%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 958		£ 1,099
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(343)		(376)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total financial assets	£ 25,960		£ 23,368
Coverage ratio	8.10%	8.10%	11.30%	11.30%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 28,262		£ 26,347
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of financial assets [line items]
Total financial assets	(2,302)		(2,979)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 23,406		£ 18,524
Coverage ratio	2.50%	2.50%	2.10%	2.10%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 24,011		£ 18,923
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(605)		(399)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 1,991		£ 4,244
Coverage ratio	28.40%	28.40%	23.80%	23.80%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 2,782		£ 5,571
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(791)		(1,327)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 563		£ 600
Coverage ratio	61.70%	61.70%	67.60%	67.60%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 1,469		£ 1,853
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(906)		(1,253)
Financial assets at amortised cost | Wholesale loans
Disclosure of financial assets [line items]
Total financial assets	£ 108,314		£ 99,706
Coverage ratio	0.70%	0.70%	1.60%	1.60%
Financial assets at amortised cost | Wholesale loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 109,125		£ 101,359
Financial assets at amortised cost | Wholesale loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(811)		(1,653)
Financial assets at amortised cost | Wholesale loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 95,059		£ 82,974
Coverage ratio	0.20%	0.20%	0.30%	0.30%
Financial assets at amortised cost | Wholesale loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 95,242		£ 83,254
Financial assets at amortised cost | Wholesale loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(183)		(280)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 12,769		£ 15,405
Coverage ratio	1.50%	1.50%	3.30%	3.30%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 12,962		£ 15,938
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(193)		(533)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 486		£ 1,327
Coverage ratio	47.20%	47.20%	38.80%	38.80%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 921		£ 2,167
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(435)		(840)
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 14,327		£ 18,325
Coverage ratio	5.90%	5.90%	8.10%	8.10%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 15,225		£ 19,932
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(898)		(1,607)
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 515		£ 721
Coverage ratio	6.00%	6.00%	5.30%	5.30%
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 548		£ 761
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(33)		(40)
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 1,725		£ 3,895
Coverage ratio	28.20%	28.20%	21.90%	21.90%
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 2,402		£ 4,987
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(677)		(1,092)
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 12,087		£ 13,709
Coverage ratio	1.50%	1.50%	3.30%	3.30%
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 12,275		£ 14,184
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(188)		(475)
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 478		£ 1,346
Coverage ratio	8.30%	8.30%	11.00%	11.00%
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 521		£ 1,512
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(43)		(166)
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 21		£ 47
Coverage ratio	4.50%	4.50%	11.30%	11.30%
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 22		£ 53
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1)		(6)
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 159		£ 282
Coverage ratio	19.70%	19.70%	28.20%	28.20%
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 198		£ 393
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(39)		(111)
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 298		£ 1,017
Coverage ratio	1.00%	1.00%	4.60%	4.60%
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 301		£ 1,066
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(3)		(49)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 573		£ 827
Coverage ratio	12.00%	12.00%	14.40%	14.40%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 651		£ 966
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(78)		(139)
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 82		£ 81
Coverage ratio	1.20%	1.20%	6.90%	6.90%
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 83		£ 87
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1)		(6)
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 107		£ 67
Coverage ratio	41.20%	41.20%	64.90%	64.90%
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 182		£ 191
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(75)		(124)
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 384		£ 679
Coverage ratio	0.50%	0.50%	1.30%	1.30%
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 386		£ 688
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	£ (2)		£ (9)